================================================================================

   As Filed With The Securities And Exchange Commission On June 5, 2001

                           Registration No. 33-80958

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 16

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 27

           PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                          (Exact Name of Registrant)

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (319) 297-8121

                             Brenda Sneed, Esquire
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                  Copies to:
                           Michael Berenson, Esquire

                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                           Washington, DC 20036-5869

                    Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

     Immediately upon filing pursuant to paragraph (b) of Rule 485.
[_]  On               , pursuant to paragraph (b) of Rule 485.

[X]  60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
[_]  On _______________, pursuant to paragraph (a)(1) of Rule 485.

================================================================================

                        ADVISOR'S EDGE VARIABLE ANNUITY
                                   Issued by
                    Peoples Benefit Life Insurance Company

                        Supplement Dated _______, 2001
                                    to the
                         Prospectus dated May 1, 2001


Optional riders for the Guaranteed Minimum Income Benefit ("GMIB") and the Additional Death Benefit ("ADB") have been added to the Advisor's Edge Variable Annuity. The rights and benefits under the GMIB and ADB are summarized below; however, the descriptions of the GMIB and ADB contained in this prospectus supplement are qualified in its entirety by reference to the GMIB and ADB rider itself, a copy of which is available upon request from Peoples Benefit Life Insurance Company ("Peoples Benefit").

All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the accompanying prospectus.

The GMIB and ADB may not be available in all states at the date of this supplement. Please contact Peoples Benefit at (800) 797-9177 for additional information regarding the availability of the GMIB and ADB in your state.

                                _______________

GUARANTEED MINIMUM INCOME BENEFIT

The optional Guaranteed Minimum Income Benefit ("GMIB") rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a GMIB payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB rider will not be issued if you are 85 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value.  The minimum annuitization value is:
---------------------------
 .  the policy value on the date the rider is issued; plus
 .  any additional premium payments; minus
 .  an adjustment for any surrenders made after the date the rider is issued;
 .  the result of which is accumulated at the annual growth rate written on page one of the rider; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.



                This Prospectus Supplement must be accompanied
                          by the Prospectus for the
               Advisor's Edge Variable Annuity dated May 1, 2001

The minimum annuitization value may only be used to annuitize using the GMIB payment options and may not be used with any of the annuity payment options listed in the prospectus. The GMIB payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the GMIB annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.  You can upgrade your minimum annuitization
-----------------------------------
value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85/th/ birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
 . the new fees, thresholds and factors may be higher (or lower) than before; . the new annual growth rate may be lower (or higher) than before; and . you will have a new ten-year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the GMIB.  You can only annuitize using the GMIB
----------------------------------
within the 30 days after the tenth or later policy anniversary after the GMIB is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Peoples Benefit may, at its discretion, change the waiting period before the GMIB can be exercised in the future. You cannot, however, annuitize using the GMIB after the policy anniversary after your 94/th/ birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:

 . If you annuitize at any time other than indicated above, you cannot use the GMIB.

Guaranteed Minimum Stabilized Payments.  Annuity payments under the rider are
--------------------------------------
guaranteed to never be less than the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options.

Rider Fee.  A rider fee, currently 0.30% of the minimum annuitization value on
---------
the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Peoples Benefit may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.  A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.  The rider is irrevocable.  You have the option not to use the
------------
benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

 .  annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the GMIB);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the policy anniversary after your 94/th/ birthday (earlier if required by state law).

The GMIB may vary by state and may not be available in all states.

ADDITIONAL DEATH BENEFIT

The optional Additional Death Benefit ("ADB") rider pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADB will not be paid unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The ADB rider is available for issue ages through age 80.

Additional Death Benefit Amount.  The ADB is only payable if you elected the
-------------------------------
rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

 . the additional death benefit factor (see below) multiplied by . the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 .  the policy death benefit; minus
 .  policy value on the rider date; minus
 .  premium payments after the rider date; plus
 . surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 transfer or added the ADB rider after you purchased the policy, rider earnings do not include any gains before the ADB rider is added to your policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. For purposes of computing taxable gains, both the death benefit payable under the policy and the ADB will be considered.

Spousal Continuation.  If a spouse elects to continue the policy instead of
--------------------
receiving a death benefit and ADB, the spouse has the following options:

 . Continue the policy and receive a one-time policy value increase equal to the ADB. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or
 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death occurs, the rider will pay the ADB based on gains since the rider was issued, not since the time of the first death.

Rider Fee.  A rider fee, currently 0.25% of the policy value, is deducted
---------
annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits because there are no rider earnings.

Termination.  The rider will remain in effect until:
-----------

 . you cancel it by notifying our service center in writing, . the policy is annuitized or surrendered, or . the ADB is paid or added to the policy value under a spousal continuation.

Once terminated, the ADB rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB rider may vary by state and may not be available in all states.


FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds.


Policy Owner Transaction Expenses
Sales Load Imposed on Premiums...................................................................         None
Contingent Deferred Sales Load (surrender charge)................................................         None
Exchange Fees....................................................................................         $  10/(1)/
Guaranteed Minimum Income Benefit Rider Fee......................................................         0.30%/(4)/
Additional Death Benefit Rider Fee...............................................................         0.25%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Annual Policy Service Charge.....................................................................         $  30/(2)/
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Mortality and Expense Risk Fee...................................................................         0.60%
Administrative Charge............................................................................         0.15%
                                                                                                          -----
Total Annual Separate Account Expenses...........................................................         0.75%/(3)/
---------------------------------------------------------------------------------------------------------------------

/(1)/ Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

/(2)/ Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

/(3)/ Total Annual Separate Account Expenses shown (0.75%) applies to the Double
      Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

/(4)/ The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.

EXAMPLE TABLE A

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:


A   =    Double Enhanced Death Benefit Option (0.60%)
B   =    Return of Premium Death Benefit Option (0.45%)
C   =    6 Year Step-Up To Age 81 Death Benefit Option (0.50%)

                                                                             1      3      5     10
                                                                            Year  Years  Years  Years
                                                                            ----  -----  -----  -----
Alliance Growth Portfolio - Class B.................................    A    19     58     99    215
                                                                        B    17     53     91    199
                                                                        C    18     54     94    204
Alliance Premier Growth Portfolio - Class B.........................    A    21     64    110    238
                                                                        B    19     60    103    222
                                                                        C    20     61    105    227
Alliance Technology Portfolio - Class B.............................    A    21     65    111    239
                                                                        B    19     60    103    223
                                                                        C    20     62    106    229
DFA -VA Small Value Portfolio.......................................    A    15     45     78    171
                                                                        B    13     41     70    155
                                                                        C    14     42     73    160
DFA -VA Large Value Portfolio.......................................    A    12     38     66    145
                                                                        B    11     33     58    128
                                                                        C    11     35     61    134
DFA - VA International Value Portfolio..............................    A    14     45     77    169
                                                                        B    13     40     69    152
                                                                        C    13     42     72    158
DFA - VA International Small Portfolio..............................    A    16     49     84    185
                                                                        B    14     44     77    168
                                                                        C    15     46     79    174
DFA -VA Short-Term Fixed Portfolio..................................    A    12     37     63    140
                                                                        B    10     32     55    122
                                                                        C    11     33     58    128
DFA -VA Global Bond Portfolio.......................................    A    12     39     67    148
                                                                        B    11     34     59    131
                                                                        C    11     36     62    136
Dreyfus VIF - Appreciation Portfolio - Service Class................    A    18     56     96    209
                                                                        B    17     51     89    193
                                                                        C    17     53     91    199
Dreyfus - Core Bond Portfolio - Service Class.......................    A    16     49     84    185
                                                                        B    14     44     77    168
                                                                        C    15     46     79    174
Dreyfus Small Cap Value Portfolio...................................    A    20     63    108    234
                                                                        B    19     58    101    218
                                                                        C    19     60    103    223
Dreyfus Socially Responsible Growth Fund - Service Class............    A    18     56     96    209
                                                                        B    17     51     89    193
                                                                        C    17     53     91    199

                                                                             1      3      5     10
                                                                            Year  Years  Years  Years
                                                                            ----  -----  -----  -----
Endeavor Enhanced Index Portfolio...................................    A    16     51     88    192
                                                                        B    15     46     80    176
                                                                        C    15     48     83    181
Federated American Leaders Fund II..................................    A    16     51     88    192
                                                                        B    15     46     80    176
                                                                        C    15     48     83    181
Federated High Income Bond Fund II..................................    A    15     48     82    180
                                                                        B    14     43     74    164
                                                                        C    14     45     77    169
Federated Prime Money Fund II.......................................    A    14     45     78    170
                                                                        B    13     40     70    153
                                                                        C    13     42     72    159
Federated Fund for U.S. Government Securities II....................    A    16     50     87    189
                                                                        B    15     46     79    172
                                                                        C    15     47     81    178
Federated Utility Fund II...........................................    A    17     52     90    197
                                                                        B    15     48     82    180
                                                                        C    16     49     85    186
Montgomery Growth Fund..............................................    A    20     63    108    234
                                                                        B    19     58    101    218
                                                                        C    19     60    103    223
Montgomery Emerging Markets Fund....................................    A    26     80    136    290
                                                                        B    24     75    129    275
                                                                        C    25     77    131    280
Seligman Capital Portfolio - Class 2 Shares.........................    A    16     50     87    189
                                                                        B    15     46     79    172
                                                                        C    15     47     81    178
Seligman Communications and Information Portfolio - Class 2 Shares..    A    19     58    101    218
                                                                        B    17     54     93    202
                                                                        C    18     55     95    207
Seligman Global Technology Portfolio - Class 2 Shares...............    A    23     72    123    264
                                                                        B    22     67    115    248
                                                                        C    22     69    118    253
Stein Roe Small Company Growth Fund - Class A.......................    A    15     47     81    177
                                                                        B    14     42     73    160
                                                                        C    14     44     76    166
Strong International Stock Fund II..................................    A    19     60    103    223
                                                                        B    18     55     95    207
                                                                        C    18     57     98    213
Strong Multi Cap Value Fund II......................................    A    20     61    105    227
                                                                        B    18     57     97    212
                                                                        C    19     58    100    217
Transamerica VIF Growth Portfolio...................................    A    16     51     87    190
                                                                        B    15     46     79    174
                                                                        C    15     47     82    179
Transamerica VIF Small Company Portfolio............................    A    20     61    105    227
                                                                        B    18     57     97    212
                                                                        C    19     58    100    217
T. Rowe Price International Stock Portfolio.........................    A    18     57     99    214
                                                                        B    17     53     91    198
                                                                        C    17     54     93    203
Wanger U.S. Small Cap...............................................    A    18     55     95    206
                                                                        B    16     51     87    190
                                                                        C    17     52     90    195
Wanger International Small Cap......................................    A    22     68    116    249
                                                                        B    20     63    108    234
                                                                        C    21     65    111    239

                                                                             1      3      5     10
                                                                            Year  Years  Years  Years
                                                                            ----  -----  -----  -----
Credit Suisse Warburg Pincus - International Equity Portfolio.......    A    21     64    110    237
                                                                        B    19     59    102    221
                                                                        C    20     61    105    226
Credit Suisse Warburg Pincus - Small Company Growth Portfolio.......    A    19     58    101    218
                                                                        B    17     54     93    202
                                                                        C    18     55     95    207
Alger Aggressive Growth.............................................    A    16     51     88    191
                                                                        B    15     46     80    175
                                                                        C    15     48     82    180
Gabelli Global Growth...............................................    A    20     61    105    227
                                                                        B    18     57     97    212
                                                                        C    19     58    100    217
GE U.S. Equity......................................................    A    17     51     89    193
                                                                        B    15     47     81    177
                                                                        C    16     48     83    182
J.P. Morgan Real Estate Securities..................................    A    18     55     95    206
                                                                        B    16     51     87    190
                                                                        C    17     52     90    195
Janus Global........................................................    A    17     52     89    194
                                                                        B    15     47     81    178
                                                                        C    16     49     84    183
Janus Growth........................................................    A    16     50     86    187
                                                                        B    14     45     78    170
                                                                        C    15     46     80    176
LKCM Strategic Total Return.........................................    A    16     51     87    190
                                                                        B    15     46     79    174
                                                                        C    15     47     82    179
Pilgrim Baxter Mid Cap..............................................    A    17     53     91    198
                                                                        B    15     48     83    181
                                                                        C    16     50     86    187
Salomon All Cap.....................................................    A    18     55     95    206
                                                                        B    16     51     87    190
                                                                        C    17     52     90    195
Van Kampen Emerging Growth..........................................    A    16     51     87    190
                                                                        B    15     46     79    174
                                                                        C    15     47     82    179

EXAMPLE TABLE B

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming both the Guaranteed Minimum Income Death Benefit and Additional Death Benefit riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A  =  Double Enhanced Death Benefit Option (0.60%)
B  =  Return of Premium Death Benefit Option (0.45%)
C  =  6 Year Step-Up To Age 81 Death Benefit Option (0.50%)

                                                                             1      3      5     10
                                                                            Year  Years  Years  Years
                                                                            ----  -----  -----  -----
Alliance Growth Portfolio - Class B.................................    A    24     75    129    279
                                                                        B    23     70    121    263
                                                                        C    23     72    124    268
Alliance Premier Growth Portfolio - Class B.........................    A    26     82    140    301
                                                                        B    25     77    132    286
                                                                        C    25     79    135    291
Alliance Technology Portfolio - Class B.............................    A    27     82    140    302
                                                                        B    25     77    133    287
                                                                        C    26     79    135    292
DFA -VA Small Value Portfolio.......................................    A    20     63    108    237
                                                                        B    19     58    101    221
                                                                        C    19     60    103    226
DFA -VA Large Value Portfolio.......................................    A    18     56     96    212
                                                                        B    16     51     89    196
                                                                        C    17     53     91    201
DFA - VA International Value Portfolio..............................    A    20     62    107    235
                                                                        B    19     58    100    219
                                                                        C    19     59    102    224
DFA - VA International Small Portfolio..............................    A    21     66    115    250
                                                                        B    20     62    107    234
                                                                        C    20     63    109    239
DFA -VA Short-Term Fixed Portfolio..................................    A    17     54     94    207
                                                                        B    16     50     86    190
                                                                        C    16     51     89    196
DFA -VA Global Bond Portfolio.......................................    A    18     56     98    215
                                                                        B    17     52     90    198
                                                                        C    17     53     92    204
Dreyfus VIF - Appreciation Portfolio - Service Class................    A    24     73    126    274
                                                                        B    22     69    119    258
                                                                        C    23     70    121    263
Dreyfus - Core Bond Portfolio - Service Class.......................    A    21     66    115    250
                                                                        B    20     62    107    234
                                                                        C    20     63    109    239
Dreyfus Small Cap Value Portfolio...................................    A    26     80    138    297
                                                                        B    25     76    130    282
                                                                        C    25     77    133    287
Dreyfus Socially Responsible Growth Fund - Service Class............    A    24     73    126    274
                                                                        B    22     69    119    258
                                                                        C    23     70    121    263

                                                                             1      3      5     10
                                                                            Year  Years  Years  Years
                                                                            ----  -----  -----  -----
Endeavor Enhanced Index Portfolio...................................    A    22     69    118    257
                                                                        B    21     64    110    241
                                                                        C    21     66    113    247
Federated American Leaders Fund II..................................    A    22     69    118    257
                                                                        B    21     64    110    241
                                                                        C    21     66    113    247
Federated High Income Bond Fund II..................................    A    21     65    113    246
                                                                        B    20     61    105    230
                                                                        C    20     62    107    235
Federated Prime Money Fund II.......................................    A    20     63    108    236
                                                                        B    19     58    100    220
                                                                        C    19     59    103    225
Federated Fund for U.S. Government Securities II....................    A    22     68    117    254
                                                                        B    20     63    109    238
                                                                        C    21     65    112    243
Federated Utility Fund II...........................................    A    23     70    120    261
                                                                        B    21     65    113    246
                                                                        C    22     67    115    251
Montgomery Growth Fund..............................................    A    26     80    138    297
                                                                        B    25     76    130    282
                                                                        C    25     77    133    287
Montgomery Emerging Markets Fund....................................    A    32     97    165    350
                                                                        B    30     92    158    336
                                                                        C    31     94    160    341
Seligman Capital Portfolio - Class 2 Shares.........................    A    22     68    117    254
                                                                        B    20     63    109    238
                                                                        C    21     65    112    243
Seligman Communications and Information Portfolio - Class 2 Shares..    A    25     76    130    282
                                                                        B    23     71    123    266
                                                                        C    24     73    125    272
Seligman Global Technology Portfolio - Class 2 Shares...............    A    29     89    152    325
                                                                        B    27     85    145    311
                                                                        C    28     86    147    316
Stein Roe Small Company Growth Fund - Class A.......................    A    21     64    111    242
                                                                        B    19     60    103    226
                                                                        C    20     61    106    232
Strong International Stock Fund II..................................    A    25     77    133    287
                                                                        B    24     73    125    272
                                                                        C    24     74    128    277
Strong Multi Cap Value Fund II......................................    A    25     79    135    291
                                                                        B    24     74    127    276
                                                                        C    24     76    130    281
Transamerica VIF Growth Portfolio...................................    A    22     68    117    255
                                                                        B    20     63    109    239
                                                                        C    21     65    112    245
Transamerica VIF Small Company Portfolio............................    A    25     79    135    291
                                                                        B    24     74    127    276
                                                                        C    24     76    130    281
T. Rowe Price International Stock Portfolio.........................    A    24     75    138    278
                                                                        B    23     70    121    262
                                                                        C    23     72    123    267
Wanger U.S. Small Cap...............................................    A    23     73    125    271
                                                                        B    22     68    117    255
                                                                        C    22     70    120    260
Wanger International Small Cap......................................    A    28     85    145    312
                                                                        B    26     80    138    297
                                                                        C    27     82    140    302

                                                                             1      3      5     10
                                                                            Year  Years  Years  Years
                                                                            ----  -----  -----  -----
Credit Suisse Warburg Pincus - International Equity Portfolio.......    A    26     81    139    300
                                                                        B    25     77    132    285
                                                                        C    25     78    134    290
Credit Suisse Warburg Pincus - Small Company Growth Portfolio.......    A    25     76    130    282
                                                                        B    23     71    123    266
                                                                        C    24     73    125    272
Alger Aggressive Growth.............................................    A    22     68    118    256
                                                                        B    21     64    110    240
                                                                        C    21     65    113    246
Gabelli Global Growth...............................................    A    25     79    135    291
                                                                        B    24     74    127    276
                                                                        C    24     76    130    281
GE U.S. Equity......................................................    A    22     69    119    258
                                                                        B    21     64    111    242
                                                                        C    21     66    114    248
J.P. Morgan Real Estate Securities..................................    A    23     73    125    271
                                                                        B    22     68    117    255
                                                                        C    22     70    120    260
Janus Global........................................................    A    22     69    119    259
                                                                        B    21     65    112    243
                                                                        C    21     66    114    249
Janus Growth........................................................    A    22     67    116    252
                                                                        B    20     63    108    236
                                                                        C    21     64    110    241
LKCM Strategic Total Return.........................................    A    22     68    117    255
                                                                        B    20     63    109    239
                                                                        C    21     65    112    245
Pilgrim Baxter Mid Cap..............................................    A    23     70    121    262
                                                                        B    21     66    113    247
                                                                        C    22     67    116    252
Salomon All Cap....................................................     A    23     73    125    271
                                                                        B    22     68    117    255
                                                                        C    22     70    120    260
Van Kampen Emerging Growth.........................................     A    22     68    117    255
                                                                        B    20     63    109    239
                                                                        C    21     65    112    245


GUARANTEED MINIMUM INCOME BENEFIT RIDER - ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the guaranteed minimum income benefit for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

 .  there were no subsequent premium payments or surrenders;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the GMIB;
 .  the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .  the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the GMIB); and . there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain   Life 10 = Life Annuity with 10
Years Certain

Rider Anniversary at
Exercise Date                              Male                         Female                   Joint & Survivor
----------------------------------------------------------------------------------------------------------------------
                                Life Only       Life 10       Life Only       Life 10       Life Only       Life 10
----------------------------------------------------------------------------------------------------------------------
        10 (age 70)                  $1,135         $1,067         $  976         $  949         $  854         $  852
----------------------------------------------------------------------------------------------------------------------
             15                       1,833          1,634          1,562          1,469          1,332          1,318
----------------------------------------------------------------------------------------------------------------------
        20 (age 80)                   3,049          2,479          2,597          2,286          2,145          2,078
----------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of surrenders on the minimum annuitization value are as follows:

                                                   EXAMPLE 1
----------------------------------------------------------------------------------------------------------------
                                                  Assumptions
----------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                    $10,000
----------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                       $10,500
----------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                      $15,000
----------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                       $500
----------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                 None
----------------------------------------------------------------------------------------------------------------
                                                Calculations
----------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                                $10,000 x 6% = $600
----------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                           $15,000 - $500 = $14,500
----------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                            $10,500 - $500 = $10,000
----------------------------------------------------------------------------------------------------------------

                                                   EXAMPLE 2
----------------------------------------------------------------------------------------------------------------
                                                  Assumptions
----------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                    $10,000
----------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                       $10,500
----------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                      $15,000
----------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                       $1,500
----------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                 $1,000
----------------------------------------------------------------------------------------------------------------
                                                Calculations
----------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                                $0.0
----------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
----------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                           $15,000 - $1,500 = $13,500
----------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
----------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                            $10,500 - (10% x $10,500) = $9,450
----------------------------------------------------------------------------------------------------------------


                                                   EXAMPLE 3
----------------------------------------------------------------------------------------------------------------
                                                  Assumptions
----------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                    $10,000
----------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                       $10,500
----------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                      $7,500
----------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                       $1,500
----------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                 $1,000
----------------------------------------------------------------------------------------------------------------
                                                 Calculations
----------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                                $0.0
----------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
----------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                           $7,500 - $1,500 = $6,000
----------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
----------------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                            $10,500 - (20% x $10,500) = $8,400
----------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, age adjustment (if applicable) and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the GMIB rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return.
If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Peoples Benefit bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Peoples Benefit will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Peoples Benefit for this risk, a guaranteed payment fee will be deducted.

ADDITIONAL DEATH BENEFIT RIDER -- ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by the Additional Death Benefit rider as well as the effect of a partial surrender on the additional death benefit amount.

                                   Example 1

Policy Value on the Rider Date:                                                                        $100,000
---------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                   $ 25,000
---------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                         $ 30,000
---------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                     $150,000
---------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date  - Premiums paid       $ 25,000
 after Rider Date = $150,000 - $100,000 - $25,000):
---------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                   $  5,000
---------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $200,000
---------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +             $ 80,000
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
 $200,000 - $100,000 - $25,000 + $5,000):
---------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40% *            $ 32,000
 $80,000):
---------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):           $232,000
---------------------------------------------------------------------------------------------------------------

                                   Example 2

Policy Value on the Rider Date:                                                                        $100,000
---------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                   $      0
---------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                         $      0
---------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $ 75,000
---------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +             $      0
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
 $75,000 - $100,000 - $0 + $0):
---------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40% * $0):       $      0
---------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):           $ 75,000
---------------------------------------------------------------------------------------------------------------

                     ADVISOR'S EDGE SELECT VARIABLE ANNUITY
                                    Issued by
                     Peoples Benefit Life Insurance Company

                         Supplement Dated _______, 2001
                                     to the
                          Prospectus dated May 1, 2001


Optional riders for the Guaranteed Minimum Income Benefit ("GMIB") and the Additional Death Benefit ("ADB") have been added to the Advisor's Edge Select Variable Annuity. The rights and benefits under the GMIB and ADB are summarized below; however, the descriptions of the GMIB and ADB contained in this prospectus supplement are qualified in its entirety by reference to the GMIB and ADB rider itself, a copy of which is available upon request from Peoples Benefit Life Insurance Company ("Peoples Benefit").

All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the accompanying prospectus.

The GMIB and ADB may not be available in all states at the date of this supplement. Please contact Peoples Benefit at (800) 797-9177 for additional information regarding the availability of the GMIB and ADB in your state.

                                _______________

GUARANTEED MINIMUM INCOME BENEFIT

The optional Guaranteed Minimum Income Benefit ("GMIB") rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a GMIB payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB rider will not be issued if you are 85 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value.  The minimum annuitization value is:
---------------------------
 .  the policy value on the date the rider is issued; plus
 .  any additional premium payments; minus
 .  an adjustment for any surrenders made after the date the rider is issued;
 .  the result of which is accumulated at the annual growth rate written on page one of the rider; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

                 This Prospectus Supplement must be accompanied
                           by the Prospectus for the
            Advisor's Edge Select Variable Annuity dated May 1, 2001

The minimum annuitization value may only be used to annuitize using the GMIB payment options and may not be used with any of the annuity payment options listed in the prospectus. The GMIB payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 . We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the GMIB annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.  You can upgrade your minimum annuitization
-----------------------------------
value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85/th/ birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
 . the new fees, thresholds and factors may be higher (or lower) than before; . the new annual growth rate may be lower (or higher) than before; and . you will have a new ten-year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the GMIB.  You can only annuitize using the GMIB
----------------------------------
within the 30 days after the tenth or later policy anniversary after the GMIB is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Peoples Benefit may, at its discretion, change the waiting period before the GMIB can be exercised in the future. You cannot, however, annuitize using the GMIB after the policy anniversary after your 94/th/ birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:

 . If you annuitize at any time other than indicated above, you cannot use the GMIB.

Guaranteed Minimum Stabilized Payments.  Annuity payments under the rider are
--------------------------------------
guaranteed to never be less than the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options.

Rider Fee.  A rider fee, currently 0.30% of the minimum annuitization value on
---------
the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Peoples Benefit may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.  A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.  The rider is irrevocable.  You have the option not to use the
------------
benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

 .  annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the GMIB);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the policy anniversary after your 94/th/ birthday (earlier if required by state law).


The GMIB may vary by state and may not be available in all states.

ADDITIONAL DEATH BENEFIT

The optional Additional Death Benefit ("ADB") rider pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADB will not be paid unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The ADB rider is available for issue ages through age 80.

Additional Death Benefit Amount.  The ADB is only payable if you elected the
-------------------------------
rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

 . the additional death benefit factor (see below) multiplied by . the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 . the policy death benefit; minus
 . policy value on the rider date; minus
 . premium payments after the rider date; plus
 . surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 transfer or added the ADB rider after you purchased the policy, rider earnings do not include any gains before the ADB rider is added to your policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. For purposes of computing taxable gains, both the death benefit payable under the policy and the ADB will be considered.

Spousal Continuation.  If a spouse elects to continue the policy instead of
--------------------
receiving a death benefit and ADB, the spouse has the following options:

 . Continue the policy and receive a one-time policy value increase equal to the ADB. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death occurs, the rider will pay the ADB based on gains since the rider was issued, not since the time of the first death.

Rider Fee.  A rider fee, currently 0.25% of the policy value, is deducted
---------
annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits because there are no rider earnings.

Termination.  The rider will remain in effect until:
-----------

 . you cancel it by notifying our service center in writing, . the policy is annuitized or surrendered, or . the ADB is paid or added to the policy value under a spousal continuation.

Once terminated, the ADB rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB rider may vary by state and may not be available in all states.


FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums...................................................................         None
Contingent Deferred Sales Load (surrender charge)................................................         None
Exchange Fees....................................................................................       $  10 /(1)/
Guaranteed Minimum Income Benefit Rider Fee......................................................        0.30%/(4)/
Additional Death Benefit Rider Fee...............................................................        0.25%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Annual Policy Service Charge.....................................................................       $  30 /(2)/
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Mortality and Expense Risk Fee...................................................................        0.60%
Administrative Charge............................................................................        0.15%
                                                                                                        -----
Total Annual Separate Account Expenses...........................................................        0.75%/(3)/
--------------------------------------------------------------------------------------------------------------------

/(1)/ Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

/(2)/ Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000;
       (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

/(3)/ Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

/(4)/ The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.

EXAMPLE TABLE A

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:


A =    Double Enhanced Death Benefit Option (0.60%)
B =    Return of Premium Death Benefit Option (0.45%)
C =    6 Year Step-Up To Age 81 Death Benefit Option (0.50%)

                                                                            1      3      5     10
                                                                           Year  Years  Years  Years
                                                                           ----  -----  -----  -----
Alliance Growth Portfolio - Class B.................................    A    27     83    142    301
                                                                        B    26     79    135    287
                                                                        C    26     80    137    291
Alliance Premier Growth Portfolio - Class B.........................    A    29     90    153    322
                                                                        B    28     85    145    308
                                                                        C    28     87    148    313
Alliance Technology Portfolio - Class B.............................    A    29     90    153    323
                                                                        B    28     86    146    309
                                                                        C    28     87    148    314
Dreyfus VIF - Appreciation Portfolio - Service Class................    A    27     82    140    296
                                                                        B    25     77    132    282
                                                                        C    26     79    135    287
Dreyfus - Core Bond Portfolio - Service Class.......................    A    24     75    128    274
                                                                        B    23     70    120    258
                                                                        C    23     72    123    264
Dreyfus Small Cap Value Portfolio...................................    A    29     89    151    319
                                                                        B    27     84    143    304
                                                                        C    28     86    146    309
Dreyfus Socially Responsible Growth Fund - Service Class............    A    27     82    140    296
                                                                        B    25     77    132    282
                                                                        C    26     79    135    287
Endeavor Enhanced Index Portfolio...................................    A    25     77    132    281
                                                                        B    24     72    124    266
                                                                        C    24     74    127    271
Federated American Leaders Fund II..................................    A    25     77    132    281
                                                                        B    24     72    124    266
                                                                        C    24     74    127    271
Federated High Income Bond Fund II..................................    A    24     74    126    270
                                                                        B    22     69    118    254
                                                                        C    23     71    121    260
Federated Prime Money Fund II.......................................    A    23     71    122    261
                                                                        B    22     66    114    245
                                                                        C    22     68    116    250
Federated Fund for U.S. Government Securities II....................    A    25     76    130    278
                                                                        B    23     72    123    263
                                                                        C    24     73    125    268
Federated Utility Fund II...........................................    A    25     78    134    285
                                                                        B    24     74    126    270
                                                                        C    24     75    129    275


Montgomery Growth Fund..............................................    A    29     89    151    319
                                                                        B    27     84    143    304
                                                                        C    28     86    146    309
Montgomery Emerging Markets Fund....................................    A    34    105    177    369
                                                                        B    33    100    170    356
                                                                        C    33    102    173    360
Seligman Capital Portfolio - Class 2................................    A    25     76    130    278
                                                                        B    23     72    123    263
                                                                        C    24     73    125    268
Seligman Communications and Information Portfolio - Class 2.........    A    27     84    143    304
                                                                        B    26     80    136    290
                                                                        C    26     81    139    294
Seligman Global Technology Portfolio - Class 2......................    A    32     97    165    346
                                                                        B    30     93    158    332
                                                                        C    31     94    160    336
Stein Roe Small Company Growth Fund - Class A.......................    A    24     73    125    267
                                                                        B    22     68    117    251
                                                                        C    23     70    119    256
Strong International Stock Fund II..................................    A    28     86    146    309
                                                                        B    26     81    139    294
                                                                        C    27     83    141    299
Strong Multi Cap Value Fund II......................................    A    28     87    148    313
                                                                        B    27     82    141    298
                                                                        C    27     84    143    303
Transamerica VIF Growth Portfolio...................................    A    25     76    131    279
                                                                        B    23     72    123    264
                                                                        C    24     73    126    269
Transamerica VIF Small Company Portfolio............................    A    28     87    148    313
                                                                        B    27     82    141    298
                                                                        C    27     84    143    303
T. Rowe Price International Stock Portfolio.........................    A    27     83    141    300
                                                                        B    26     78    134    286
                                                                        C    26     80    137    290
Wanger U.S. Small Cap...............................................    A    26     81    138    293
                                                                        B    25     76    131    279
                                                                        C    25     78    133    284
Wanger International Small Cap......................................    A    30     93    158    333
                                                                        B    29     89    151    319
                                                                        C    29     90    153    323
Credit Suisse Warburg Pincus - International Equity Portfolio.......    A    29     89    152    321
                                                                        B    28     85    145    307
                                                                        C    28     87    147    312
Credit Suisse Warburg Pincus - Small Company Growth Portfolio.......    A    27     84    143    304
                                                                        B    26     80    136    290
                                                                        C    26     81    139    294
 Alger Aggressive Growth............................................    A    25     77    131    280
                                                                        B    23     72    124    265
                                                                        C    24     74    126    270
Gabelli Global Growth...............................................    A    28     87    148    313
                                                                        B    27     82    141    298
                                                                        C    27     84    143    303
GE U.S. Equity......................................................    A    25     77    132    282
                                                                        B    24     73    125    267
                                                                        C    24     74    127    272
J.P. Morgan Real Estate Securities..................................    A    26     81    138    293
                                                                        B    25     76    131    279
                                                                        C    25     78    133    284


Janus Global........................................................    A    25     78    133    283
                                                                        B    24     73    125    268
                                                                        C    24     75    128    273
Janus Growth........................................................    A    25     75    129    276
                                                                        B    23     71    122    261
                                                                        C    24     72    124    266
LKCM Strategic Total Return.........................................    A    25     76    131    279
                                                                        B    23     72    123    264
                                                                        C    24     73    126    269
Pilgrim Baxter Mid Cap Growth.......................................    A    26     78    134    286
                                                                        B    24     74    127    271
                                                                        C    25     75    129    276
Salomon All Cap.....................................................    A    26     81    138    293
                                                                        B    25     76    131    279
                                                                        C    25     78    133    284
Van Kampen Emerging Growth..........................................    A    25     76    131    279
                                                                        B    23     72    123    264
                                                                        C    24     73    126    269


EXAMPLE TABLE B

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming both the Guaranteed Minimum Income Death Benefit and Additional Death Benefit riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:



A  =   Double Enhanced Death Benefit Option (0.60%)
B  =   Return of Premium Death Benefit Option (0.45%)
C  =   6 Year Step-Up To Age 81 Death Benefit Option (0.50%)



                                                                             1     3      5     10
                                                                           Year  Years  Years  Years
                                                                           ----  -----  -----  -----
Alliance Growth Portfolio - Class B.................................    A    33    100    171    361
                                                                        B    31     96    164    347
                                                                        C    32     97    166    352
Alliance Premier Growth Portfolio - Class B.........................    A    35    107    181    381
                                                                        B    33    102    174    368
                                                                        C    34    104    177    372
Alliance Technology Portfolio - Class B.............................    A    35    107    182    382
                                                                        B    34    103    175    369
                                                                        C    34    104    177    373
Dreyfus VIF - Appreciation Portfolio - Service Class................    A    32     99    168    357
                                                                        B    31     94    161    342
                                                                        C    31     96    164    347
Dreyfus - Core Bond Portfolio - Service Class.......................    A    30     92    157    335
                                                                        B    28     88    150    320
                                                                        C    29     89    152    325
Dreyfus Small Cap Value Portfolio...................................    A    35    106    180    378
                                                                        B    33    101    172    364
                                                                        C    34    103    175    369


Dreyfus Socially Responsible Growth Fund - Service Class............    A    32     99    168    357
                                                                        B    31     94    161    342
                                                                        C    31     96    164    347
Endeavor Enhanced Index Portfolio...................................    A    31     94    161    342
                                                                        B    29     90    153    327
                                                                        C    30     91    156    332
Federated American Leaders Fund II..................................    A    31     94    161    342
                                                                        B    29     90    153    327
                                                                        C    30     91    156    332
Federated High Income Bond Fund II..................................    A    30     91    155    331
                                                                        B    28     86    148    317
                                                                        C    29     88    150    321
Federated Prime Money Fund II......................................     A    29     88    151    322
                                                                        B    27     84    143    308
                                                                        C    28     85    146    313
Federated Fund for U.S. Government Securities II....................    A    30     93    159    339
                                                                        B    29     89    152    324
                                                                        C    29     90    154    329
Federated Utility Fund II...........................................    A    31     95    163    345
                                                                        B    30     91    155    331
                                                                        C    30     92    158    336
Montgomery Growth Fund..............................................    A    35    106    180    378
                                                                        B    33    101    172    364
                                                                        C    34    103    175    369
Montgomery Emerging Markets Fund....................................    A    40    122    206    426
                                                                        B    38    117    199    413
                                                                        C    39    119    201    418
Seligman Capital Portfolio - Class 2 Shares.........................    A    30     93    159    339
                                                                        B    29     89    152    324
                                                                        C    29     90    154    329
Seligman Communications and Information Portfolio - Class 2 Shares..    A    33    101    172    364
                                                                        B    32     97    165    350
                                                                        C    32     98    168    355
Seligman Global Technology Portfolio - Class 2 Shares...............    A    37    114    193    404
                                                                        B    36    110    186    390
                                                                        C    36    111    189    395
Stein Roe Small Company Growth Fund - Class A.......................    A    29     90    154    328
                                                                        B    28     86    146    314
                                                                        C    28     87    149    318
Strong International Stock Fund II..................................    A    34    103    175    369
                                                                        B    32     98    168    355
                                                                        C    33    100    170    359
Strong Multi Cap Value Fund II......................................    A    34    104    177    372
                                                                        B    32     99    169    358
                                                                        C    33    101    172    363
Transamerica VIF Growth Portfolio..................................     A    30     94    160    340
                                                                        B    29     89    152    325
                                                                        C    29     91    155    330
Transamerica VIF Small Company Portfolio............................    A    34    104    177    372
                                                                        B    32     99    169    358
                                                                        C    33    101    172    363
T. Rowe Price International Stock Portfolio.........................    A    33    100    170    360
                                                                        B    31     96    163    346
                                                                        C    32     97    166    351
Wanger U.S. Small Cap...............................................    A    32     98    167    354
                                                                        B    30     94    160    340
                                                                        C    31     95    162    344


Wanger International Small Cap......................................    A    36    110    187    391
                                                                        B    35    106    180    378
                                                                        C    35    107    182    382
Credit Suisse Warburg Pincus - International Equity Portfolio.......    A    35    107    181    380
                                                                        B    33    102    174    367
                                                                        C    34    104    176    371
Credit Suisse Warburg Pincus - Small Company Growth Portfolio.......    A    33    101    172    364
                                                                        B    32     97    165    350
                                                                        C    32     98    168    355
Alger Aggressive Growth.............................................    A    31     94    160    341
                                                                        B    29     89    153    326
                                                                        C    30     91    155    331
Gabelli Global Growth...............................................    A    34    104    177    372
                                                                        B    32     99    169    358
                                                                        C    33    101    172    363
GE U.S. Equity......................................................    A    31     94    161    342
                                                                        B    29     90    154    328
                                                                        C    30     91    156    333
J.P. Morgan Real Estate Securities..................................    A    32     98    167    354
                                                                        B    30     94    160    340
                                                                        C    31     95    162    344
Janus Global........................................................    A    31     95    162    343
                                                                        B    29     90    154    329
                                                                        C    30     92    157    334
Janus Growth........................................................    A    30     93    158    337
                                                                        B    29     88    151    322
                                                                        C    29     90    153    327
LKCM Strategic Total Return.........................................    A    30     94    160    340
                                                                        B    29     89    152    325
                                                                        C    29     91    155    330
Pilgrim Baxter Mid Cap..............................................    A    31     96    163    346
                                                                        B    30     91    156    332
                                                                        C    30     93    158    337
Salomon All Cap.....................................................    A    32     98    167    354
                                                                        B    30     94    160    340
                                                                        C    31     95    162    344
Van Kampen Emerging Growth..........................................    A    30     94    160    340
                                                                        B    29     89    152    325
                                                                        C    29     91    155    330


GUARANTEED MINIMUM INCOME BENEFIT RIDER - ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the guaranteed minimum income benefit for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

 .  there were no subsequent premium payments or surrenders;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the GMIB;
 .  the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .  the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the GMIB); and . there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain   Life 10 = Life Annuity with 10
Years Certain

Rider Anniversary at                      Male                         Female                   Joint & Survivor
Exercise Date
----------------------------------------------------------------------------------------------------------------------
                                Life Only       Life 10       Life Only       Life 10       Life Only       Life 10
----------------------------------------------------------------------------------------------------------------------
        10 (age 70)              $1,135         $1,067         $  976         $  949         $  854         $  852
----------------------------------------------------------------------------------------------------------------------
             15                   1,833          1,634          1,562          1,469          1,332          1,318
----------------------------------------------------------------------------------------------------------------------
        20 (age 80)               3,049          2,479          2,597          2,286          2,145          2,078
----------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of surrenders on the minimum annuitization value are as follows:

                                    EXAMPLE 1
--------------------------------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:                      $10,000
--------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:                         $10,500
--------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                                        $15,000
--------------------------------------------------------------------------------------------------------
 .  distribution amount:                                                         $   500
--------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                                   None
--------------------------------------------------------------------------------------------------------
Calculations
--------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                                  $10,000 x 6% = $600
--------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                             $15,000 - $500 = $14,500
--------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                              $10,500 - $500 = $10,000
--------------------------------------------------------------------------------------------------------

                                    EXAMPLE 2
----------------------------------------------------------------------------------------------------------
                                   Assumptions
----------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:            $10,000
----------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:               $10,500
----------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $15,000
----------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $ 1,500
----------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $ 1,000
----------------------------------------------------------------------------------------------------------
Calculations
----------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
----------------------------------------------------------------------------------------------------------
  (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
----------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $15,000 - $1,500 = $13,500
----------------------------------------------------------------------------------------------------------
  (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
----------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                    $10,500 - (10% x $10,500) = $9,450
----------------------------------------------------------------------------------------------------------


                                    EXAMPLE 3
--------------------------------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------------------------------
 .  minimum annuitization value on last policy anniversary:            $10,000
--------------------------------------------------------------------------------------------------------
 .  minimum annuitization value at time of distribution:               $10,500
--------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $ 7,500
--------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $ 1,500
--------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $ 1,000
--------------------------------------------------------------------------------------------------------
Calculations
--------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
--------------------------------------------------------------------------------------------------------
  (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------------------------------
  (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
--------------------------------------------------------------------------------------------------------
 .  minimum annuitization value after distribution:                    $10,500 - (20% x $10,500) = $8,400
--------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, age adjustment (if applicable) and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the GMIB rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return.
If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Peoples Benefit bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Peoples Benefit will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Peoples Benefit for this risk, a guaranteed payment fee will be deducted.

ADDITIONAL DEATH BENEFIT RIDER -- ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by the Additional Death Benefit rider as well as the effect of a partial surrender on the additional death benefit amount.

                                    Example 1

Policy Value on the Rider Date:                                                                        $100,000
---------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                   $ 25,000
---------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                         $ 30,000
---------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                     $150,000
---------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date  - Premiums paid       $ 25,000
 after Rider Date = $150,000 - $100,000 - $25,000):
---------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                   $  5,000
---------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $200,000
---------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +             $ 80,000
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
$200,000 - $100,000 - $25,000 + $5,000):
---------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%*             $ 32,000
 $80,000):
---------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):            $232,000
---------------------------------------------------------------------------------------------------------------

                                    Example 2

Policy Value on the Rider Date:                                                                        $100,000
---------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                   $      0
---------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                         $      0
---------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $ 75,000
---------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since Rider Date +             $      0
 Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
$75,000 - $100,000 - $0 + $0):
---------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):        $      0
---------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):            $ 75,000
---------------------------------------------------------------------------------------------------------------

This filing incorporates by reference the Prospectuses and Statements of Additional Information of Post-Effective Amendment No. 15 filed on May 1, 2001.

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)      Financial Statements.

         Part A.  None

         Part B. Financial Statements of Subaccounts of Peoples Benefit Life Insurance Company Separate Account V (formerly Providian Life and Health Insurance Company Separate Account V) which are available for investment by Advisor's Edge Contract Owners and Advisor's Edge Select Contract Owners as of December 31, 2000 and for each of the two years in the period ended December 31, 2000.

         Statutory-basis financial statements of Peoples Benefit Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 with Report of Independent Auditors.

         Part C.  None

(b)      Exhibits.

         (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./2/
         (2)      Not Applicable.
         (3)      Distribution Agreement.
                  (a)      Form of Selling Agreement./3/
         (4)      (a)      Form of variable annuity contract (A Unit)./4/
                  (b)      Form of variable annuity contract (B Unit)./4/
                  (c)      Form of variable annuity contract (Advisor's Edge
                           Select)/11/

                  (d)      Form of variable annuity policy (Advisor's Edge)/16/
                  (e)      Form of variable annuity policy (Advisor's Edge
                           Select)/16/
         (5)      (a)      Form of Application./5/
                  (b)      403(b) Rider./3/
                  (c)      Individual Retirement Annuity Rider./3/
                  (d)      Advisor's Edge and Advisor's Edge Select are appless
                           products
                  (e)      Guaranteed Minimum Income Benefit Rider./1/
                  (f)      Additional Death Benefit Rider./1/
         (6)      (a)      Amended and Restated Articles of Incorporation of
                           Providian Life and Health Insurance Company./8/
         (7)      Not Applicable.
         (8)      (a)      Form of Participation Agreement for the Funds./4/
                  (b)      Participation Agreement Among DFA Investment
                           Dimensions Group, Inc., Dimensional Fund Advisors,
                           Inc., DFA Securities Inc. and National Home Life
                           Assurance Company dated as of June 29, 1994./6/
                  (c)      Participation Agreement Among Insurance Management
                           Series, Federated Advisors, Federated Securities
                           Corp. and National Home Life Assurance Company dated as of May 17, 1994./6/
                  (d)      Participation Agreement Among Insurance Investment
                           Products Trust, SEI Financial Services Company and
                           National Home Life Assurance Company dated as of
                           January 1, 1995./7/
                  (e)      Participation Agreement Among Wanger Advisors Trust
                           and National Home Life Assurance Company dated as of
                           May 19, 1995./7/
                  (f)      Participation Agreement Among Tomorrow Funds
                           Retirement Trust, Weiss, Peck & Greer, L.L.C. and
                           Providian Life and Health Insurance Company dated as of September 11, 1995./7/
                  (g)      Participation Agreement among Montgomery Funds III,
                           Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31,
                           1996./8/

                  (h) Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (i) Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (j) Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./9/
                  (k) Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (l) Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./9/
                  (m) Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./10/
                  (n) Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company./12/

                  (n)(1) Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc./16/
                  (o) Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000./13/

                  (o)(1) Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated August 2, 2000./16/
                  (p) Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997./14/

                  (p)(1) Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000./17/

                  (q) Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999./15/

                  (q)(1) Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC, and PFL Life Insurance Company dated July 28, 2000./17/

                  (r)      Form of Participation Agreement between Seligman
                           Portfolios, Inc. and Peoples Benefit Life Insurance
                           Company/16/
         (9)      (a)      Opinion and Consent of Counsel./18/

         (10)     Consent of Independent Auditors./18/
         (11)     No Financial Statements are omitted from Item 23.
         (12)     Not Applicable.
         (13)     Performance Computation./9/

         (14)     Powers of Attorney./16/


------------------------------------
/1/      Filed Herewith.
/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/3/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/4/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/5/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/6/ Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.
/7/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed on November 20, 1995.
/8/ Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1996.
/9/ Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1997.
/10/ Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1998.
/11/ Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.
/12/ Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 29, 1998.
/13/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, file April 28, 2000.
/14/ Incorporated by reference from Initial Registration Statement on Form N-4 of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 30, 1997.
/15/ Incorporated by reference from Post-Effective Amendment No. 2 of PFL Endeavor VA Separate Account, File No. 33-56908, filed April 27, 2000.
/16/ Incorporated by reference from Post-Effective Amendment No. 12 of Peoples Benefit Life Insurance Company Separate Account V, File
         No. 33-80958, filed September 5, 2000.

/17/ Incorporated by reference from Post-Effective Amendment No. 14 of Peoples Benefit Life Insurance Company Separate Account V, File
         No. 33-80958, filed December 1, 2000.
/18/ Incorporated by reference from Post-Effective Amendment No. 15 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed May 1, 2001.

Item 25.  Directors and Officers of Depositor



Positions and Offices with Depositor                        Name and Principal Business
------------------------------------                        ---------------------------
Address*
--------
Senior Vice President, Director                             G. Douglas Manngum, Jr.
Treasurer, (Chief Accounting Officer)                       Martha A. McConnell
Vice President, Director                                    Brian A. Smith
Vice President, Director                                    Brenda K. Clancy
President, Director                                         Bart Herbert, Jr.
Assistant Vice President, Director                          Kathleen M. Modzelewski
Vice President, Director                                    Larry N. Norman
Senior Vice President, Director                             David G. Rekoski
Vice President, Director                                    Douglas A. Sarcia
Secretary, Director                                         Craig D. Vernie

*The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Peoples Benefit Life Insurance Company ("Peoples Benefit") is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Peoples Benefit.

 The following chart indicates the persons controlled by or under common control with Peoples Benefit.


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                    Business
----                                     -------------         ----------------                    --------
AEGON N.V.                               Netherlands           51.16% of Vereniging                Holding company
                                                               AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.            Netherlands           100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                    Netherlands           100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                 Netherlands           100% AEGON N.V.                     Holding company

AEGON International N.V.                 Netherlands           100% AEGON N.V.                     Holding company

Voting Trust Trustees:                   Delaware                                                  Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation           Delaware              100% Voting Trust                   Holding company

Short Hills Management Company           New Jersey            100% AEGON U.S.                     Holding company
                                                               Holding Corporation

COPRA Reinsurance Company                New York              100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON Management Company                 Indiana               100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON USA, Inc.                          Iowa                  100% AEGON U.S.                     Holding company


RCC North America Inc.                   Delaware              100% AEGON U.S.                     Real estate

Transamerica Holding Company             Delaware              100% AEGON USA, Inc.                Holding company

AEGON Funding Corp.                      Delaware              100% Transamerica                   Issue debt
                                                               Holding Corporation                 securities-net proceeds
                                                                                                   used to make loans to
                                                                                                   affiliates

First AUSA Life Insurance Company        Maryland              100% Transamerica                   Insurance holding company
                                                               Holding Company

AUSA Life Insurance                      New York              82.33% First AUSA Life              Insurance
Company, Inc.                                                  Insurance Company
                                                               17.67% Veterans Life
                                                               Insurance Company

Life Investors Insurance                 Iowa                  100% First AUSA Life Ins. Co.       Insurance
Company of America


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                    Business
----                                     -------------         ----------------                    --------
Life Investors Alliance, LLC             Delaware              100% LIICA                          Purchase, own, and hold
                                                                                                   the equity interest of
                                                                                                   other entities

Great American Insurance                 Iowa                  100 % LIICA                         Marketing
Agency, Inc.

Bankers United Life                      Iowa                  100% Life Investors Insurance       Insurance
Assurance Company                                              Company of America

Transamerica Life Insurance Company      Iowa                  100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                 Minnesota             100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation             Kentucky              100% AEGON Financial Services       Administrator of
of Kentucky                                                    Group, Inc.                         structured settlements

AEGON Assignment Corporation             Illinois              100% AEGON Financial Services       Administrator of
                                                               Group, Inc.                         structured settlements

Southwest Equity Life Ins. Co.           Arizona               100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.         Arizona               100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance Co. of    Ohio                  100% First AUSA Life Ins. Co.       Insurance
Ohio

WRL Series Fund, Inc.                    Maryland              Various                             Mutual fund

WRL Investment Services, Inc.            Florida               100% Western Reserve Life           Provides administration
                                                               Assurance Co. of Ohio               for affiliated mutual
                                                                                                   fund

WRL Investment                           Florida               100% Western Reserve Life           Registered Investment
Management, Inc.                                               Assurance Co. of Ohio               advisor

ISI Insurance Agency, Inc.               California            100% Western Reserve Life           Insurance agency
and Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                     Alabama               100% ISI Insurance Agency, Inc.     Insurance agency
of Alabama, Inc.

ISI Insurance Agency                     Ohio                  100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                     Massachusetts         100% ISI Insurance Agency, Inc.     Insurance agency
of Massachusetts, Inc.

ISI Insurance Agency                     Texas                 100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.


                                         Jurisdiction of      Percent of Voting
Name                                     Incorporation        Securities Owned                     Business
----                                     -------------        ----------------                     --------
ISI Insurance Agency                     Hawaii               100% ISI Insurance                   Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

ISI Insurance Agency                     New Mexico           100% ISI Insurance                   Insurance agency
of New Mexico, Inc.                                           Agency, Inc.

AEGON Equity Group, Inc.                 Florida              100% Western Reserve Life            Insurance agency
                                                              Assurance Co. of Ohio

Monumental General Casualty Co.          Maryland             100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.          Maryland             100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.          Arizona              100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation               Maryland             100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                      Iowa                 100% First AUSA Life Ins. Co.        Holding company

Monumental General Life                  Puerto Rico          51% First AUSA Life                  Insurance
Insurance Company of                                          Insurance Company
Puerto Rico                                                   49% Baldrich & Associates
                                                              of Puerto Rico

AUSA Holding Company                     Maryland             100% AEGON USA, Inc.                 Holding company

Monumental General Insurance Group,      Maryland             100% AUSA Holding Co.                Holding company
Inc.

Trip Mate Insurance Agency, Inc.         Kansas               100% Monumental General              Sale/admin. of travel
                                                              Insurance Group, Inc.                insurance

Monumental General                       Maryland             100% Monumental General              Provides management
Administrators, Inc.                                          Insurance Group, Inc.                srvcs. to unaffiliated
                                                                                                   third party administrator

National Association Management and      Maryland             100% Monumental General              Provides actuarial
Consultant Services, Inc.                                     Administrators, Inc.                 consulting services

Monumental General Mass Marketing, Inc.  Maryland             100% Monumental General              Marketing arm for sale
                                                              Insurance Group, Inc.                of mass marketed
                                                                                                   insurance coverage

Transamerica Capital, Inc.               California           100% AUSA Holding Co.                Broker/Dealer

Endeavor Management Company              California           100% AUSA Holding Co.                Investment Management

Universal Benefits Corporation           Iowa                 100% AUSA Holding Co.                Third party administrator


                                         Jurisdiction of      Percent of Voting
Name                                     Incorporation        Securities Owned                     Business
----                                     -------------        ----------------                     --------
Investors Warranty of                    Iowa                 100% AUSA Holding Co.                Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.         Iowa                 100% AUSA Holding Co.                Trust company

Money Service, Inc.                      Delaware             100% AUSA Holding Co.                Provides financial
                                                                                                   counseling for employees
                                                                                                   and agents of affiliated
                                                                                                   companies

ADB Corporation, L.L.C.                  Delaware             100% Money Services, Inc.            Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.            California           26.91% Money Services, Inc.          Insurance agency

Great Companies, L.L.C.                  Iowa                 30% Money Services, Inc.             Markets & sells mutual
                                                                                                   funds & individually
                                                                                                   managed accounts

Roundit, Inc.                            Maryland             50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                    California           100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                                Alabama              100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                      Texas                100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.        California           33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services, Inc.    Delaware             100% AUSA Holding Co.                Registered investment
                                                                                                   advisor

InterSecurities, Inc.                    Delaware             100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,      Michigan             100% InterSecurities, Inc.           Holding company/
Inc.                                                                                               management services

Associated Mariner Ins. Agency           Massachusetts        100% Associated Mariner              Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency                Ohio                 100% Associated Mariner              Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency                Texas                100% Associated Mariner              Insurance agency
Texas, Inc.                                                   Agency, Inc.

PIA 2000-A, L.P.                         Delaware             Intersecurities, Inc. is the         Private placement
                                                              General Partner                      investment limited
                                                                                                   partnership

Idex Investor Services, Inc.             Florida              100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                    Delaware             100% AUSA Holding Co.                Investment advisor


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
IDEX Mutual Funds                        Massachusetts      Various                               Mutual fund

Diversified Investment                   Delaware           100% AUSA Holding Co.                 Registered investment
Advisor, Inc.                                                                                     advisor

Diversified Investors                    Delaware           100% Diversified Investment           Broker-Dealer
Securities Corp.                                            Advisors, Inc.

George Beram & Company, Inc.             Massachusetts      100% Diversified Investment           Employee benefit and
                                                            Advisors, Inc.                        actuarial consulting

AEGON USA Securities, Inc.               Iowa               100% AUSA Holding Co.                 Broker-Dealer
                                                                                                  (De-registered)

Creditor Resources, Inc.                 Michigan           100% AUSA Holding Co.                 Credit insurance

CRC Creditor Resources                   Canada             100% Creditor Resources, Inc.         Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                     Iowa               100% AUSA Holding Co.                 Investment advisor
Management, Inc.

AEGON USA Realty                         Iowa               100% AUSA Holding Co.                 Provides real estate
Advisors, Inc.                                                                                    administrative and real
                                                                                                  estate investment

AEGON USA Real Estate                    Delaware           100% AEGON USA Realty                 Real estate and mortgage
Services, Inc.                                              Advisors, Inc.                        holding company

QSC Holding, Inc.                        Delaware           100% AEGON USA Realty                 Real estate and financial
                                                            Advisors, Inc.                        software production and
                                                                                                  sales

Landauer Associates, Inc.                Delaware           100% AEGON USA Realty                 Real estate counseling
                                                            Advisors, Inc.

Landauer Realty Associates, Inc.         Texas              100% Landauer Associates, Inc.        Real estate counseling

Realty Information Systems, Inc.         Iowa               100% AEGON USA Realty                 Information Systems for
                                                            Advisors, Inc.                        real estate investment
                                                                                                  management

USP Real Estate Investment Trust         Iowa               12.89% First AUSA Life Ins. Co.       Real estate investment
                                                            13.11% PFL Life Ins. Co.              trust
                                                            4.86% Bankers United Life
                                                            Assurance Co.

RCC Properties Limited                   Iowa               AEGON USA Realty Advisors,            Limited Partnership
Partnership                                                 Inc. is General Partner and 5%
                                                            owner.

Commonwealth General Corporation         Delaware           100% Transamerica Holding             Holding company
("CGC")                                                     Company

AFSG Securities Corporation              Pennsylvania       100% CGC                              Broker-Dealer


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Benefit Plans, Inc.                      Delaware           100% CGC                              TPA for Peoples Security
                                                                                                  Life Insurance Company

AEGON Alliances, Inc.                    Virginia           100% Benefit Plans, Inc.              General agent

Capital 200 Block Corporation            Delaware           100% CGC                              Real estate holdings

Commonwealth General Assignment          Kentucky           100% CGC                              Administrator of
Corporation                                                                                       structured settlements

AEGON Institutional Markets, Inc.        Delaware           100% CGC                              Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  services to ins. cos.

Monumental Agency Group, Inc.            Kentucky           100% CGC                              Provider of services to
                                                                                                  insurance  companies

Ampac Insurance Agency, Inc.             Pennsylvania       100% CGC                              Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development                 Pennsylvania       100% Ampac Insurance                  Special-purpose subsidiary
Corporation                                                 Agency, Inc.

Financial Planning Services, Inc.        Dist. Columbia     100% Ampac Insurance                  Special-purpose subsidiary
                                                            Agency, Inc.

Frazer Association                       Illinois           100% Ampac Insurance                  TPA license-holder
Consultants, Inc.                                           Agency, Inc.

National Home Life Corporation           Pennsylvania       100% Ampac Insurance                  Special-purpose subsidiary
                                                            Agency, Inc.

Valley Forge Associates, Inc.            Pennsylvania       100% Ampac Insurance                  Furniture & equipment
                                                            Agency, Inc.                          lessor

Veterans Benefit Plans, Inc.             Pennsylvania       100% Ampac Insurance                  Administrator of group
                                                            Agency, Inc.                          insurance programs

Veterans Insurance Services, Inc.        Delaware           100% Ampac Insurance                  Special-purpose subsidiary
                                                            Agency, Inc.

Academy Insurance Group, Inc.            Delaware           100% CGC                              Holding company

Academy Life Insurance Co.               Missouri           100% Academy Insurance                Insurance company
                                                            Group, Inc.

Pension Life Insurance                   New Jersey         100% Academy Life                     Insurance company
Company of America                                          Insurance Company

FED Financial, Inc.                      Delaware           100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Ammest Development Corp. Inc.            Kansas             100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

Ammest Insurance Agency, Inc.            California         100% Academy Insurance                General agent
                                                            Group, Inc.

Ammest Massachusetts                     Massachusetts      100% Academy Insurance                Special-purpose subsidiary
Insurance Agency, Inc.                                      Group, Inc.

Ammest Realty, Inc.                      Pennsylvania       100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

Ampac, Inc.                              Texas              100% Academy Insurance                Managing general agent
                                                            Group, Inc.

Ampac Insurance Agency, Inc.             Pennsylvania       100% Academy Insurance                Special-purpose subsidiary
(EIN 23-2364438)                                            Group, Inc.

Force Financial Group, Inc.              Delaware           100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

Force Financial Services, Inc.           Massachusetts      100% Force Financial Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.                Pennsylvania       100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

NCOAA Management Company                 Texas              100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

NCOA Motor Club, Inc.                    Georgia            100% Academy Insurance                Automobile club
                                                            Group, Inc.

Unicom Administrative                    Pennsylvania       100% Academy Insurance                Provider of admin.
Services, Inc.                                              Group, Inc.                           services

Unicom Administrative                    Germany            100% Unicom Administrative            Provider of admin.
Services, GmbH                                              Services, Inc.                        services

Capital General Development              Delaware           100% CGC                              Holding company
Corporation

Monumental Life                          Maryland           73.33% Capital General                Insurance company
Insurance Company                                           Development Company
                                                            26.77% First AUSA Life
                                                            Insurance Company

AEGON Special Markets                    Maryland           100% Monumental Life                  Marketing company
Group, Inc.                                                 Insurance Company

Peoples Benefit Life                     Iowa               3.7% CGC                              Insurance company
Insurance Company                                           20.0% Capital Liberty, L.P.
                                                            76.3% Monumental Life
                                                            Insurance Company


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Veterans Life Insurance Co.              Illinois           100% Peoples Benefit                  Insurance company
                                                            Life Insurance Company

Peoples Benefit Services, Inc.           Pennsylvania       100% Veterans Life                    Special-purpose subsidiary
                                                            Insurance Company

Coverna Direct Insurance                 Maryland           100% Peoples Benefit                  Insurance agency
Services, Inc.                                              Life Insurance Company

Ammest Realty Corporation                Texas              100% Monumental Life                  Special-purpose subsidiary
                                                            Insurance Company

JMH Operating Company, Inc.              Mississippi        100% People's Benefit Life            Real estate holdings
                                                            Insurance Company

Capital Liberty, L.P.                    Delaware           99.0% Monumental Life                 Holding company
                                                            Insurance Company
                                                            1.0% CGC

Transamerica Corporation ("TAC")         Delaware           100% AEGON NV                         Major interest in
                                                                                                  insurance and finance

AEGON Funding Company II                 Delaware           100% TAC                              Commercial paper insurance

Transamerica Pacific Insurance           Hawaii             100% TAC                              Life insurance
Company, Ltd.

TREIC Enterprises, Inc.                  Delaware           100% TFC                              Investments

ARC Reinsurance Corporation              Hawaii             100% Transamerica Corp.               Property & Casualty
                                                                                                  Insurance

Transamerica Management, Inc.            Delaware           100% ARC Reinsurance Corp.            Asset management

Inter-America Corporation                California         100% Transamerica Corp.               Insurance Broker

Pyramid Insurance Company, Ltd.          Hawaii             100% Transamerica Corp.               Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.         Delaware           100% Transamerica Corp.               Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.                 Delaware           100% Transamerica Corp.               Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)        Oregon             100% Transamerica Corp.               Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.               Delaware           100% Transamerica Corp.               Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

TA Leasing Holding Co., Inc.             Delaware           100% Transamerica Finance Corp.       Holding company


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Trans Ocean Ltd.                         Delaware           100% TA Leasing Holding Co. Inc.      Holding company

Trans Ocean Container Corp.              Delaware           100% Trans Ocean Ltd.                 Intermodal leasing
("TOCC")

SpaceWise Inc.                           Delaware           100% TOCC                             Intermodal leasing

Trans Ocean Container                    Delaware           100% TOL                              Intermodal leasing
Finance Corp.

Trans Ocean Leasing                      Germany            100% TOCC                             Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.             Austria            100% TOCC                             Intermodal leasing

Trans Ocean Management S.A.              Switzerland        100% TOCC                             Intermodal lesing

Trans Ocean Regional                     California         100% TOCC                             Holding company
Corporate Holdings

Trans Ocean Tank Services Corp.          Delaware           100% TOCC                             Intermodal leasing

Transamerica Leasing Inc.                Delaware           100% TA Leasing Holding Co.           Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings            Delaware           100% Transamerica Leasing Inc.        Holding company
Inc. ("TLHI")

Greybox Logistics Services Inc.          Delaware           100% TLHI                             Intermodal leasing

Greybox L.L.C. ("G")                     Delaware           100% TLHI                             Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer                     France             100% Greybox L.L.C.                   Leasing
Leasing S.N.C.

Greybox Services Limites                 U.K.               100% TLHI                             Intermodal leasing

Intermodal Equipment, Inc.               Delaware           100% TLHI                             Intermodal leasing

Transamerica Leasing N.V.                Belg.              100% Intermodal Equipment Inc.        Leasing

Transamerica Leasing SRL                 Italy              100% Intermodal Equipment Inc.        Leasing

Transamerica Distribution                Delaware           100% TLHI                             Dormant
Services, Inc.

Transamerica Leasing                     Belg.              100% TLHI                             Leasing
Coordination Center

Transamerica Leasing do                  Braz.              100% TLHI                             Container Leasing
Brasil Ltda.


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Transamerica Leasing GmbH                Germany            100% TLHI                             Leasing

Transamerica Trailer Leasing             Poland             100% TLHI                             Leasing
 Sp. z.o.o

Transamerica Leasing Limited             U.K.               100% TLHI                             Leasing

ICS Terminals (UK) Limited               U.K.               100% Transamerica Leasing Limited     Leasing

Transamerica Leasing Pty. Ltd.           Australia          100% TLHI                             Leasing

Transamerica Leasing (Canada) Inc.       Canada             100% TLHI                             Leasing

Transmerica Leasing (HK) Ltd.            H.K.               100% TLHI                             Leasing

Transamerica Leasing                     S. Africa          100% TLHI                             In Liquidation -
(Proprietary) Limited                                                                             Intermodal leasing

Transamerica Trailer Holdings I Inc.     Delaware           100% TLHI                             Holding company

Transamerica Trailer Holdings II Inc.    Delaware           100% TLHI                             Holding company

Transamerica Trailer Holdings III Inc.   Delaware           100% TLHI                             Holding company

Transamerica Trailer Leasing AB          Swed.              100% TLHI                             Leasing

Transamerica Trailer Leasing AG          Swetzerland        100% TLHI                             Leasing

Transamerica Trailer Leasing A/S         Denmark            100% TLHI                             Leasing

Transamerica Trailer Leasing GmbH        Germany            100% TLHI                             Leasing

Transamerica Trailer Leasing             Belgium            100% TLHI                             Leasing
(Belgium) N.V.

Transamerica Trailer Leasing             Netherlands        100% TLHI                             Leasing
(Netherlands) B.V.

Transamerica Alquiler de Trailer         Spain              100% TLHI                             Leasing
Spain S.L.

Transamerica Transport Inc.              New Jersey         100% TLHI                             Dormant

Transamerica Commercial Finance          Delaware           100% Transamerica Finance Corp.       Holding company
Corporation, I ("TCFCI")

Transamerica Equipment Financial         Delaware           100% TCFCI                            Investment in Various
Services Corporation                                                                              equipment leases and loans


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
BWAC Credit Corporation                  Delaware           100% TCFCI                            Inactive

BWAC International Corporation           Delaware           100% TCFCI                            Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                        Delaware           100% TCFCI                            Holding company

TIFCO Lending Corporation                Illinois           100% BWAC Twelve, Inc.                General financing

Transamerica Insurance Finance           Maryland           100% BWAC Twelve, Inc.                Insurance premium
Corporation ("TIFC")                                                                              financing

Transamerica Insurance Finance           California         100% TIFC                             Iinsurance premium
Corporation, California

Transamerica Insurance Finance           Ontario            100% TIFC                             Insurance premium
Corporation, Canada                                                                               financing

Transamerica Business Credit             Delaware           100% TCFCI                            Lending, leasing &
Corporation ("TBCC")                                                                              equipment financing

Transamerica Mezzanine                   Delaware           100% TBCC                             Holding company
Financing, Inc.

Bay Capital Corporation                  Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Coast Funding Corporation                Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Transamerica Small Business              Delaware           100% TBCC                             Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent Business           Delaware           100% SBCI                             Dormant
Capital Holdings, Inc.

Gulf Capital Corporation                 Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Direct Capital Equity Investment, Inc.   Delaware           100% TBCC                             Small business loans

TA Air East, Corp.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air I, Corp.                          Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air II, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air III, Corp.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
TA Air IV, Corp.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air V, Corp.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air VI, Corp.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air VII, Corp.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air IX, Corp.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air X, Corp.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air XI, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XII, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XV, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                      Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XX, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Heli I, Inc.                          Delaware           100% TEFS                             Special purpose
                                                                                                  corporation


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
TA Marine I, Inc.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Marine II, Inc.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Marine V, Inc.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Marine III, Corp.                     Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.           Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TBC I, Inc.                              Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC II, Inc.                             Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC III, Inc.                            Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC IV, Inc.                             Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC V, Inc.                              Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC VI, Inc.                             Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax I, Inc.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax V, Inc.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
TBC Tax VI, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

The Plain Company                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Transamerica Distribution Finance        Delaware           100% TCFCI                            Holding company
Corporation ("TDFC")

Transamerica Accounts Holding Corp.      Delaware           100% TDFC                             Holding company


Transamerica Commercial Finance          Delaware           100% TIFC                             Finance company
Corporation ("TCFC")

Transamerica Acquisition Corporation,    Canada             100% TCFCC                            Holding company
Canada

Transamerica Distribution Finance        Delaware           100% TCFC                             Commercial Finance
Corporation - Overseas, Inc.
("TDFOI")

TDF Mauritius Limited                    Mauritius          100% TDFOI                            Mauritius holding company

Inventory Funding Trust                  Delaware           100% TCFC                             Delaware Business Trust

Inventory Funding Company, LLC           Delaware           100% Inventory Funding Trust          Holding company

TCF Asset Management Corporation         Colorado           100% TCFC                             A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Transamerica Joint Ventures, Inc.        Delaware           100% TCFC                             Holding company

Transamerica Inventory Finance           Delaware           100% TDFC                             Holding company
Corporation ("TIFC")

Transamerica GmbH, Inc.                  Delaware           100% TIFC                             Holding company

Transamerica Fincieringsmaatschappij     Netherlands        100% Trans. GmbH, Inc.                Commercial lending in
B.V.                                                                                              Europe

BWAC Seventeen, Inc.                     Delaware           100% TIFC                             Holding company


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Transamerica Commercial Finance          Ontario            100% BWAC Seventeen, Inc.             Dormant
Canada, Limited

Transamerica Commercial Finance          Canada             100% BWAC Seventeen, Inc.             Commercial finance
Corporation, Canada

TCF Commercial Leasing Corporation,      Ontario            100% TCFCC                            Dormant
Canada

Cantrex Group Inc.                       Quebec             76% TACC                              Buying group and retail
                                                                                                  merchant services

BWAC Twenty-One, Inc.                    Delaware           100% TIFC                             Holding company

Transamerica Commercial Finance          U.K.               100% BWAC Twenty-One Inc.             Commercial lending
Limited ("TCFL")

TDF Credit Insurance Services Limited    U.K.               100% TCFL                             Credit insurance brokerage

Whirlpool Financial Corporation                             100% TCFL                             Inactive - commercial
Polska Spozoo                                                                                     finance

Transamerica Commercial Holdings         U.K.               100% BWAC Twenty-One Inc.             Holding company
Limited

Transamerica Commercial Finance          France             100% TIFC                             Factoring company
France S.A.

Transamerica GmbH                        Frankfurt,         100% GmbH                             Commercial lending in
                                         Germany                                                  Germany

Transamerica Retail Financial            Delaware           100% TIFC                             Provides retail financing
Services Corporation ("TRFSC")

Transamerica Bank, NA                    Delaware           100% TRFSC                            Bank

Transamerica Consumer Finance Holding    Delaware           100% TRFSC                            Consumer finance holding
Company ("TCFHC")                                                                                 company

Transamerica Mortgage Company            Delaware           100% TCFHC                            Consumer mortgages

Transamerica Consumer Mortgage           Delaware           100% TCFHC                            Securitization company
Receivables Company

Metropolitan Mortgage Company            Florida            100% TCFHC                            Consumer mortgages

Easy Yes Mortgage, Inc.                  Florida            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only

Easy Yes Mortgage, Inc.                  Georgia            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
First Florida Appraisal                  Florida            100% Metropolitan Mtg. Co.            Appraisal and inspection
Services, Inc.                                                                                    services

First Georgia Appraisal                  Georgia            100% First FL App. Srvc, Inc.         Appraisal services
Services, Inc.

Freedom Tax Services, Inc.               Florida            100%. Metropolitan Mtg. Co.           Property tax information
                                                                                                  services

J.J. & W. Advertising, Inc.              Florida            100% Metropolitan Mtg. Co.            Advertising and marketing
                                                                                                  services

J.J. & W. Realty Corporation             Florida            100% Metropolitan Mtg. Co.            To hold problem REO
                                                                                                  properties

Liberty Mortgage Company of              Florida            100% Metropolitan Mtg. Co.            No active business/Name
Ft. Myers, Inc.                                                                                   holding only

Metropolis Mortgage Company              Florida            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only

Perfect Mortgage Company                 Florida            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial            Delaware           100% TDFC                             Provides commercial
Service Corporation                                                                               leasing

Transamerica Distribution Finance        Mexico             99% TCFC                              Holding company in
Corporation de Mexico S. de R.L. de                                                               Mexican subsidiaries
C.V.

TDF de Mexico S. de R.L. de C.V.         Mexico             99% TDFC Mex                          Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services          Mexico             99% TDFC Mex                          Holds employees
De Mexico S. de R.L. de CV

Transamerica Distribution Finance        Mexico             99% TCFC                              Finance company
Factorje S.A. de C.V.
Transamerica Distribution Finance
Insurance Services, Inc.                 Illinois           100% TCFC                             Finance company

Transamerica Flood Hazard                Delaware           100% TAC                              Flood Zone certification
Certification, Inc.                                                                               service

Transamerica Home Loan                   California         100% TFC                              Consumer mortgages

Transamerica Lending Company             Delaware           100% TFC                              In liquidation - lending

Transamerica Public Finance, LLC         Delaware           70% TFC                               Financial Services

Transamerica Financial                   California         100% Transamerica Corp.               Investments
Products, Inc.


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Transamerica Insurance                   Iowa               100% TIHI                             Holding company
Corporation ("TIC")

Arbor Life Insurance Company             Arizona            100% TIC                              Life insurance,
                                                                                                  disability insurance

Plaza Insurance Sales Inc.               California         100% TIC                              Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.              California         100% TIC                              Retail sale of investment
                                                                                                  advisory services

Transamerica Annuity Services Corp.      New Mexico         100% TIC                              Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial                   Delaware           100% TIC                              Retail sale of securities
Resources, Inc.                                                                                   products

Financial Resources Insurance            Texas              100% Transamerica Fin. Res.           Retail sale of securities
Agency of Texas                                                                                   products

TBK Insurance Agency                     Ohio               100% Transamerica Fin. Res.           Variable insurance
of Ohio, Inc.                                                                                     contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources         Alabama            100% Transamerica Fin. Res.           Insurance agent & broker
Agency of Alabama, Inc.

Transamerica Financial Resources Ins.    Massachusetts      100% Transamerica Fin. Res.           Insurance agent & broker
Agency of Massachusetts, Inc.

Transamerica International Insurance     Delaware           100% TIC                              Holding & administering
Services, Inc. ("TIISI")                                                                          foreign operations

AEGON Canada Inc. ("ACI")                Canada             100% TIHI                             Holding company

Transamerica Life Canada                 Canada             100% ACI                              Life insurance company

Home Loans and Finance Ltd.              U.K.               100% TIISI                            Inactive

Transamerica Occidental Life             Iowa               100% TIC                              Life insurance
Insurance Company ("TOLIC")

NEF Investment Company                   California         100% TOLIC                            Real estate development

Transamerica China Investments           Hong Kong          99% TOLIC                             Holding company
Holdings Limited

Transamerica Life Insurance and          N. Carolina        100% TOLIC                            Life insurance
Annuity Company ("TALIAC")

Transamerica Assurance Company           Missouri           100% TALIAC                           Life and disability
                                                                                                  insurance


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Gemini Investments, Inc.                 Delaware           100% TALIAC                           Investment subsidiary

Transamerica Life Insurance Company      Canada             100% TOLIC                            Sells individual life
of Canada                                                                                            insurance & investment
                                                                                                  products in all provinces
                                                                                                  and territories of Canada

Transamerica Life Insurance Company      New York           100% TOLIC                            Insurance sales
of New York

Transamerica South Park                  Delaware           100% TOLIC                            Market analysis
Resources, Inc.

Transamerica Variable Insurance Fund     Maryland           100% TOLIC                            Mutual Fund

USA Administration Services, Inc.        Kansas             100% TOLIC                            Third party administrator

Transamerica Products, Inc. ("TPI")      California         100% TIC                              Holding company

Transamerica Products II, Inc.           California         100% TPI                              Co-general partner

Transamerica Products IV, Inc.           California         100% TPI                              Co-general partner

Transamerica Products I, Inc.            California         100% TPI                              Co-general partner

Transamerica Securities Sales Corp.      Maryland           100% TIC                              Life insurance sales

Transamerica Service Company             Delaware           100% TIC                              Passive loss tax service

Transamerica International RE            Bermuda            100% TAC                              Reinsursnce
(Bermuda) Ltd.

Transamerica Intellitech, Inc.           Delaware           100% TFC                              Real estate information
                                                                                                  and technology services

Transamerica International Holdings,     Delaware           100% TAC                              Holding company
Inc. ("TIHI")

Transamerica Investment Services, Inc.   Delaware           100% TAC                              Investment adviser
("TISI")

Transamerica Income Shares, Inc.         Maryland           100% TISI                             Mutual fund

Transamerica LP Holdings Corp.           Delaware           100% TAC                              Limited partnership
                                                                                                  investment

Transamerica Real Estate Tax Service,    Delaware           100% TFC                              Real estate tax reporting
Inc.                                                                                              and processing services

Transamerica Realty Services, Inc.       Delaware           100% TAC                              Real estate investments
("TRS")

Bankers Mortgage Company of CA           California         100% TRS                              Investment management


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Pyramid Investment Corporation           Delaware           100% TRS                              Real estate company

The Gilwell Company                      California         100% TRS                              Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing, Inc.    California         100% TRS                              General partner LHTC
                                                                                                  Partnership

Transamerica Minerals Company            California         100% TRS                              Owner and lessor of oil
                                                                                                  and gas properties

Transamerica Oakmont Corporation         California         100% TRS                              General partner
                                                                                                  retirement properties

Transamerica Senior Properties, Inc.     Delaware           100% TAC                              Owns retirement properties
("TSPI")

Transamerica Senior Living, Inc.         Delaware           100% TSPI                             Manages retirement
                                                                                                  properties

ITEM 27.   NUMBER OF CONTRACT OWNERS
As of April 1, 2001, there were 1,841 Contract Owners of the Advisor's Edge Variable Annuity and 642 Contract Owners of the Advisor's Edge Select Variable Annuity.

ITEM 28.   INDEMNIFICATION
Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.   PRINCIPAL UNDERWRITERS

       (a) AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), Separate Account VA A (formerly PFL Life Variable Annuity Account A), Separate Account VA C (formerly PFL Life Variable Annuity Account C), Separate Account VA D (formerly PFL Life Variable Annuity Account D), Separate Account VA E (formerly PFL Life Variable Annuity Account E), Separate Account VA I (formerly PFL Life Variable Annuity Account I) and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

           AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

           AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

           AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

           AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

       (b) Directors and Officers:

           Larry N. Norman               President, Director
           Anne M. Spaes                 Vice President, Director
           Lisa A. Wachendorf            Vice President, Chief Compliance
                                         Officer, Director

           John K. Carter                Vice President
           William G. Cummings           Vice President
           Christopher G. Roetzer        Vice President

           Thomas R. Moriarty            Vice President
           Michael V. Williams           Vice President
           Frank A. Camp                 Secretary
           Linda Gilmer                  Controller and Treasurer
           Priscilla I. Hechler          Assistant Vice President,
                                         Assistant Secretary
           Thomas E. Pierpan             Assistant Vice President,
                                         Assistant Secretary
           Darin D. Smith                Vice President, Assistant Secretary
           Teresa L. Stolba              Assistant Compliance Officer
           Emily Bates                   Assistant Treasurer
           Clifton W. Flenniken          Assistant Treasurer

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

ITEM 31.   MANAGEMENT SERVICES
All management contracts are discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS.

       (a) Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 4th day of June, 2001.


                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    SEPARATE ACCOUNT V (REGISTRANT)


                    By:  Peoples Benefit Life Insurance Company


                    By:  BART HERBERT, JR.
                         ----------------------------
                         Bart Herbert, Jr., President


                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    (DEPOSITOR)


                    By:  BART HERBERT, JR.
                         ----------------------------
                         Bart Herbert, Jr., President


By:    /s/ Michael F. Lane
       -------------------
       Michael F. Lane
       Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


Signature                                                       Title                           Date
---------                                                       -----                           -----
BRENDA K. CLANCY*                                    Director and Vice President             June 4, 2001
----------------------------------------------
Brenda K. Clancy

G. DOUGLAS MANGUM, JR.*                              Director and Senior Vice President      June 4, 2001
----------------------------------------------
G. Douglas Mangum, Jr.

MARTHA A. McCONNELL*                                 Treasurer (Chief Accounting Officer)    June 4, 2001
----------------------------------------------
Martha A. McConnell

DOUGLAS A. SARCIA*                                   Director and Vice President             June 4, 2001
----------------------------------------------
Douglas A. Sarcia

BRIAN A. SMITH*                                      Director and Vice President             June 4, 2001
----------------------------------------------
Brian A. Smith

BART HERBERT, JR.*                                   Director and President                  June 4, 2001
----------------------------------------------
Bart Herbert, Jr.

CRAIG D. VERMIE*                                     Director and Secretary                  June 4, 2001
----------------------------------------------
Craig D. Vermie

KATHLEEN M. MODZELEWSKI*                             Director and Assistant Vice President   June 4, 2001
----------------------------------------------
Kathleen M. Modzelewski

LARRY N. NORMAN*                                     Director and Vice President             June 4, 2001
----------------------------------------------
Larry N. Norman

DAVID G. REKOSKI*                                    Director and Senior Vice President      June 4, 2001
----------------------------------------------
David G. Rekoski

DOUGLAS A. SARCIA*                                   Director and Vice President             June 4, 2001
----------------------------------------------
Douglas A. Sarcia





*By: /s/ Michael F. Lane
     ---------------------------------------------
     Michael F. Lane
     Attorney-in-fact


                               INDEX TO EXHIBITS

EXHIBIT 5(e)        Guaranteed Minimum Income Benefit Rider

EXHIBIT 5(f)        Additional Death Benefit Rider